VIA EDGAR

March 13, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Preliminary Proxy Materials on Schedule 14A for Aberdeen Asia-Pacific Income Fund, Inc.  (Investment Company Act File No. 811-04611)

Ladies and Gentlemen:

On behalf of Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”), pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”), filed herewith are the definitive proxy materials consisting of a Letter to Stockholders, Notice of Annual Meeting of Stockholders, Notice of Special Meeting of Stockholders, Proxy Statement and Forms of Proxy Card to be used in connection with the Annual Meeting and Special Meeting.

As set forth in more detail in the accompanying preliminary proxy materials, the Annual Meeting is being held:

1: To elect one Class II Director to serve for a three-year term.

2: To elect one Preferred Share Director to serve for a three-year term by the preferred shareholders voting as a separate class.

3: To consider the continuation of the term of one Director under the Fund’s Corporate Governance Policies (Class I Director, three-year term ending 2022).

Also as set forth in more detail in the accompanying preliminary proxy materials, the Special Meeting is being held to consider the following proposal:

1: To approve the amendments to, or the elimination of, the Fund’s fundamental investment policies as follows:

To amend the Fund’s 80% policy as follows:

a.              To amend the fundamental policy regarding investment of up to 80% in Asian Debt  securities so that the Fund would normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “Asia-Pacific debt” securities and to define “Asia-Pacific debt”.

To eliminate Fundamental Investment Limitations regarding Certain Country Exposures as follows:

b.              To eliminate the Fund’s fundamental investment policy that the maximum country exposure to any one Asian Country (other than Korea) is limited to 20% of the Fund’s total assets.

c.               To eliminate the Fund’s fundamental investment policy that at least 20% of the Fund’s total assets will be invested in “Australian debt securities.”

d.              To eliminate the Fund’s fundamental investment policy that the maximum country exposure for Korea is limited to 40% of the Fund’s total assets.

e.               To eliminate the Fund’s fundamental investment policy that the maximum country exposure for New Zealand is limited to 35% of the Fund’s total assets.

To eliminate Fundamental Investment Limitations regarding Certain Currency Exposures as follows:

f.                To eliminate the Fund’s fundamental investment policy that the maximum currency exposure to any one Asian currency (other than Korea) is limited to 10% of total assets.

g.               To eliminate the Fund’s fundamental investment policy that the maximum currency exposure for Korea is 25% of the Fund’s total assets.

h.              To eliminate the Fund’s fundamental investment policy that the maximum currency exposure for New Zealand is 35% of the Fund’s total assets.

To convert certain Fundamental Investment Policies to Non-Fundamental Investment Policies as modified:

i.                  To make the Fund’s fundamental temporary defensive investment policy with respect to temporarily investing 100% of its assets in U.S. debt securities a non-fundamental policy but to include U.S. cash as well.

j.                 To make the Fund’s fundamental investment policy to invest up to 35% of its total assets in Asian debt securities rated below BBB- or Baa3 a non-fundamental policy — but with respect to Asia-Pacific debt securities instead of Asian debt securities.

To convert certain Fundamental Investment Policies to Non-Fundamental Investment Policies

k.              To make the Fund’s fundamental investment policy with respect to entering into repurchase agreements a non-fundamental investment policy.

l.                  To make the Fund’s fundamental investment policy with respect to investing up to 10% of its total assets in securities rated below B- at the time of investment a non-fundamental investment policy.

The definitive proxy materials will be mailed to shareholders on or about March 16, 2020. If you have any questions regarding the foregoing, please call me at 215-405-5757.

Sincerely,

/s/ Jennifer Rogers
Jennifer Rogers

cc:                Lucia Sitar, Aberdeen Standard Investments Inc.

Margery Neale, Willkie Farr & Gallagher LLP

Elliot Gluck, Willkie Farr & Gallagher LLP

Neesa Sood, Willkie Farr & Gallagher LLP